BORROWINGS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
BORROWINGS	BORROWINGS
24.1. Composition of borrowings

	2025	2024
Borrowings
- In foreign currency	253,981,300	205,696,923
- In local currency	43,926,781	19,121,493
Total	297,908,081	224,818,416

Non-current borrowings	163,635,149	92,375,076
Current borrowings	134,272,932	132,443,340
Total	297,908,081	224,818,416
24.2 Detail of borrowings

	2025					2024
	Ref.	Company	Rate	Last maturity date	Amount	Amount
Borrowings in foreign currency - USD
Negotiable promissory notes	(1)	Loma Negra C.I.A.S.A.	-	-	-	1,350,976
Negotiable promissory notes	(1)	Loma Negra C.I.A.S.A.	-	-	-	3,371,681
Negotiable promissory notes	(1)	Loma Negra C.I.A.S.A.	-	-	-	2,328,810
Negotiable promissory notes	(1)	Loma Negra C.I.A.S.A.	-	-	-	3,849,107
Negotiable promissory notes	(1)	Loma Negra C.I.A.S.A.	-	-	-	3,182,012
Negotiable promissory notes	(1)	Loma Negra C.I.A.S.A.	6.80%	Jan-26	4,967,452	3,005,289
Negotiable promissory notes	(1)	Loma Negra C.I.A.S.A.	7.25%	Feb-26	157,322	137,208
Negotiable promissory notes	(1)	Loma Negra C.I.A.S.A.	7.37%	Apr-26	1,190,496	1,004,443
Negotiable promissory notes	(1)	Loma Negra C.I.A.S.A.	7.00%	Jul-26	35,160	-
Negotiable promissory notes	(1)	Loma Negra C.I.A.S.A.	7.00%	Aug-26	69,703	-
Total borrowings in foreign currency					6,420,133	18,229,526

Borrowings in local currency
Bank overdrafts	(2)	Ferrosur Roca S.A.	56.99%	Jan-26	14,392,213	6,410,413
Bank overdrafts	(2)	Loma Negra C.I.A.S.A.	28.00%	Jan-26	2,959,086	389,107
Securities-guaranteed borrowing	(3)	Loma Negra C.I.A.S.A.	72.30%	Jan-26	26,575,482	12,321,973
Total borrowings in local currency					43,926,781	19,121,493

	2025					2024
	Ref.	Company	Rate	Last maturity date	Amount	Amount
Corporate notes - USD
Serie – Class 2	(4)	Loma Negra C.I.A.S.A.	-	-	-	97,482,336
Serie – Class 3	(4)	Loma Negra C.I.A.S.A.	7.49%	Mar-26	64,048,636	76,295,087
Serie – Class 4	(4)	Loma Negra C.I.A.S.A.	6.00%	May-26	14,657,494	13,689,974
Serie – Class 5	(4)	Loma Negra C.I.A.S.A.	8.00%	Jul-27	168,855,037	-
Total corporate bonds in foreing currency					247,561,167	187,467,397

Total	297,908,081	224,818,416

(1)
As of December 31, 2025 and 2024, Loma Negra entered into fundraising agreements by issuing promissory notes through the EPYME channel of Caja de Valores S.A. These notes bear interest at a fixed rate and are not guaranteed.

(2)
As of December 31, 2025 and 2024, the Group carries bank overdrafts in the amount of 17,351,299 and 6,799,520, respectively. Bank overdrafts existing at the beginning of the year were canceled regularly during fiscal year 2025.

(3)
During the fiscal year ended December 31, 2025 and 2024, Loma Negra took borrowings through Banco de Valores S.A., providing as collateral securities obtained on loan. The cost of these guarantees is included in the borrowing rate and is accrued over their duration. The Group does not recognize assets or liabilities in connection with the collateral granted because its loan conditions do not provide risks and rewards of ownership over them.

(4)
On June 21, September 11, and November 2, 2023, the Company issued its Class 2, 3 and 4 Corporate Bonds in dollars for a total amount of US$71,723 thousand, US$55,000 thousand and US10,000 thousand, with an interest rate of 6.5%, 7.49% and 6.00%, and maturing on December 21, 2025, March 11, 2026 and May 2, 2026, respectively. Interest is paid semiannually. On July 24, 2025, the Group issued its Class 5 Corporate Bonds in dollars for a total amount of US$112,878,134 , with a fixed annual nominal interest rate of 8.0% payable semi-annually, and maturing on July 26, 2027. The corporate bonds were subscribed and integrated (i) in kind by delivering Class 2 and Class 3 corporate bonds for an amount of US$ 16,265,844 and US$ 11,866,417 respectively, and (ii) in cash in US dollars for a total amount of US$ 84,230,001. The exchange ratio for the Class 2 and Class 3 bonds was 100.91 and 103.1 of face value per 100 bonds tendered, respectively. In both cases, the exchange ratio includes accrued interest from the last interest payment date of the bonds to the date of issue and settlement, exclusive. The issuance of these corporate bonds in foreign currency has been carried out within the scope of the local public offering, without intervention of the single and free exchange market ("MULC"). As of December 31, 2025, the Corporate Bonds Class 2 were totally canceled.

	2025	2024
Total borrowings by company:
- Loma Negra C.I.A.S.A.	283,515,868	218,408,003
- Ferrosur Roca S.A.	14,392,213	6,410,413
Total	297,908,081	224,818,416
24.3 Movements of borrowings
The movements of borrowings for the fiscal year ended December 31, 2025, are disclosed below:

Balances as of January 1, 2025	224,818,416
New borrowings	224,864,793
Issuance of corporate bonds	119,586,263
Accrued interest and other financial expenses	47,410,482
Effects of foreign exchange rate variation	91,034,416
Gain on net monetary position	(89,082,542)
Interest payments	(37,414,168)
Principal payments	(283,309,579)
Balances as of December 31, 2025	297,908,081
As of December 31, 2025, long-term borrowings have the following maturity schedule:

Fiscal year
2027	163,635,149
Total	163,635,149